ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Disposal Groups, Including Discontinued Operation

A reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations to total assets and liabilities of the disposal group classified as discontinued that are presented separately in the consolidated balance Sheets is as below:

	September 30, 2019	December 31, 2018
	(unaudited)	(audited)

Major classes of assets included in discontinued operations:
Cash held in trust and customer deposits	$—	$—
Accounts receivable	—	—
Equipment (note 5)	—	—
Intangible assets (note 6)	—	—
Total assets of the from discontinued operations	$—	$—

Major classes of liabilities included in discontinued operations
Accounts payable and accrued liabilities	—	—
Client funds	—	—
Total liabilities from discontinued operations	—	—

A reconciliation of the major classes of line items constituting net loss from discontinued operations to net loss from discontinued operations that are presented in the consolidated statements of operations and comprehensive loss is as below:

	September 30, 2019	September 30, 2018
	(unaudited)	(unaudited)
	$	$
Major classes of line items constituting net loss from discontinued operations
Revenue
Gross prepaid card revenue (note 2)	—	98,502
Commissions and agent fees (note 2)	—	(26,511)
Mobility products revenue (note 2)	—	325,058
Fees and other revenue (note 2)	—	—
Mobility product commissions (note 2)	—	40,486
Net revenue	—	437,535
Processing and card fees	—	(118,765)
Mobility products cost of goods sold	—	(351,767)
Gross margin	—	(32,997)

Expenses
Impairment goodwill and trademark	—	—
Salaries and consultants	—	(190,525)
Rent and occupancy costs	—	—
Depreciation and amortization	—	—
Office and sundry expenses and other	—	(199,250)
Loss on disposal of assets	—	(13,771)
	—	(403,546)
Net loss from discontinued operations that are presented in the consolidated statements of operations and comprehensive loss	—	(436,543)